UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21121

Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31, 2008

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Large-Cap Growth Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace & Defense — 4.1%
General Dynamics Corp.	17,300	$1,273,626
Rockwell Collins, Inc.	25,500	1,226,295
United Technologies Corp.	31,700	1,903,902
		$4,403,823
Air Freight & Logistics — 1.2%
FedEx Corp.	16,000	$1,264,640
		$1,264,640
Beverages — 3.5%
Coca-Cola Co. (The)	28,900	$1,528,232
PepsiCo, Inc.	30,850	2,198,680
		$3,726,912
Biotechnology — 4.2%
Genentech, Inc. (1)	17,500	$1,551,900
Genzyme Corp. (1)	22,000	1,779,580
Gilead Sciences, Inc. (1)	25,200	1,148,616
		$4,480,096
Capital Markets — 1.8%
Invesco, Ltd.	61,000	$1,279,780
Morgan Stanley	28,400	653,200
		$1,932,980
Chemicals — 3.0%
Air Products and Chemicals, Inc.	9,600	$657,504
Ecolab, Inc.	26,000	1,261,520
Monsanto Co.	13,700	1,356,026
		$3,275,050
Commercial Services & Supplies — 1.5%
Waste Management, Inc.	51,000	$1,605,990
		$1,605,990
Communications Equipment — 6.4%
Cisco Systems, Inc. (1)	130,200	$2,937,312
QUALCOMM, Inc.	69,200	2,973,524
Research In Motion, Ltd. (1)	15,000	1,024,500
		$6,935,336
Computer Peripherals — 5.4%
Apple, Inc.(1)	19,500	$2,216,370
Hewlett-Packard Co.	46,500	2,150,160
International Business Machines Corp.	12,000	1,403,520
		$5,770,050
Electrical Equipment — 2.7%
Emerson Electric Co.	25,200	$1,027,908
Sunpower Corp., Class A (1) (2)	15,000	1,063,950
Sunpower Corp., Class B (1)	12,449	859,581
		$2,951,439
Electronic Equipment, Instruments & Components — 1.0%
Agilent Technologies, Inc. (1)	37,500	$1,112,250
		$1,112,250
Energy Equipment & Services — 4.6%
Halliburton Co.	35,600	$1,153,084
Schlumberger, Ltd.	24,000	1,874,160
Transocean, Inc. (1)	17,504	1,922,639
		$4,949,883

Food & Staples Retailing — 4.4%
CVS Caremark Corp.	30,224	$1,017,340
Kroger Co. (The)	35,000	961,800
Wal-Mart Stores, Inc.	45,700	2,736,973
		$4,716,113
Food Products — 1.9%
Nestle SA	26,000	$1,126,612
William Wrigley Jr. Co.	12,000	952,800
		$2,079,412
Health Care Equipment & Supplies — 8.0%
Becton, Dickinson and Co.	14,000	$1,123,640
Boston Scientific Corp. (1)	140,000	1,717,800
Covidien, Ltd.	28,000	1,505,280
Medtronic, Inc.	40,000	2,004,000
St. Jude Medical, Inc. (1)	30,600	1,330,794
Zimmer Holdings, Inc. (1)	15,100	974,856
		$8,656,370
Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp. (1)	66,000	$981,420
		$981,420
Household Products — 1.9%
Colgate-Palmolive Co.	27,000	$2,034,450
		$2,034,450
Industrial Conglomerates — 1.1%
3M Co.	16,700	$1,140,777
		$1,140,777
Insurance — 1.9%
ACE, Ltd.	20,000	$1,082,600
AFLAC, Inc.	16,600	975,250
		$2,057,850
Internet Software & Services — 3.1%
Google, Inc., Class A (1)	6,400	$2,563,328
Yahoo!, Inc. (1)	42,500	735,250
		$3,298,578
IT Services — 1.1%
MasterCard, Inc., Class A	6,900	$1,223,577
		$1,223,577
Leisure Equipment & Products — 0.9%
Mattel, Inc.	53,000	$956,120
		$956,120
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc. (1)	22,300	$1,226,500
		$1,226,500
Machinery — 1.6%
Danaher Corp.	14,300	$992,420
Illinois Tool Works, Inc.	17,300	768,985
		$1,761,405
Media — 3.0%
Comcast Corp., Class A	70,500	$1,383,915
Walt Disney Co.	59,300	1,819,917
		$3,203,832
Oil, Gas & Consumable Fuels — 4.2%
Devon Energy Corp.	13,600	$1,240,320
Exxon Mobil Corp.	12,682	984,884
Hess Corp.	14,400	1,181,952
XTO Energy, Inc.	24,000	1,116,480
		$4,523,636
Pharmaceuticals — 2.8%
Abbott Laboratories	31,500	$1,813,770
Johnson & Johnson	16,500	1,143,120
		$2,956,890

Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding NV	80,900	$1,424,649
Atheros Communications, Inc. (1) (2)	42,000	990,360
Cypress Semiconductor Corp. (1)	45,400	236,988
Intel Corp.	107,000	2,004,110
Linear Technology Corp.	40,800	1,250,928
		$5,907,035
Software — 6.2%
McAfee, Inc. (1)	55,000	$1,867,800
Microsoft Corp.	111,420	2,973,800
Oracle Corp. (1)	89,500	1,817,745
		$6,659,345
Specialty Retail — 3.7%
Bed Bath & Beyond, Inc. (1)	35,500	$1,115,055
Best Buy Co., Inc.	44,400	1,665,000
Staples, Inc.	52,300	1,176,750
		$3,956,805
Textiles, Apparel & Luxury Goods — 1.8%
Nike, Inc., Class B	28,900	$1,933,410
		$1,933,410
Tobacco — 2.0%
Philip Morris International, Inc.	45,300	$2,178,930
		$2,178,930
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc., Class B	39,000	$1,296,360
		$1,296,360
Total Common Stocks (identified cost $103,545,285)		$105,157,264

Short-Term Investments — 4.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (3) (4)	$1,845	$1,844,505
Cash Management Portfolio, 2.18% (3)	2,476	2,475,981
Total Short-Term Investments (identified cost $4,335,737)		$4,320,486
Total Investments — 101.7% (identified cost $107,881,022)		$109,477,750
Other Assets, Less Liabilities — (1.7)%		$(1,843,554)
Net Assets — 100.0%		$107,634,196

(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Porfolio for the fiscal year to date ended September 30, 2008 were $207,231 and $100,157, respectively.

(4)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan as of September 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of September 30, 2008, the Portfolio loaned securities having a market value of $1,820,291 and received $1,874,102 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,935,949
Gross unrealized appreciation	$8,688,683
Gross unrealized depreciation	(7,146,882)
Net unrealized appreciation	$1,541,801

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$108,351,138
Level 2	Other Significant Observable Inputs	1,126,612
Level 3	Significant Unobservable Inputs	—
Total		$109,477,750

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008